Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure Of Income Tax And Deferred Taxes Explanatory

			Group
	2020	2019	2018
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	120	265	408
Adjustments in respect of prior years	(24)	(25)	(20)
Total current tax	96	240	388
Deferred tax:
Charge for the year	34	46	16
Adjustments in respect of prior years	4	(7)	(5)
Total deferred tax	38	39	11
Tax on profit	134	279	399

The standard rate of UK corporation tax was 27% for banking entities and 19% for non-banking entities (2019: 27% for banking entities and 19% for non-banking entities; 2018: 27% for banking entities and 19% for non-banking entities) following the introduction of an 8% surcharge to be applied to banking companies from 1 January 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. Finance Act 2016 introduced a reduction in the standard rate of corporation tax rate to 17% from 2020 but this was reversed in the UK Budget in March 2020. As a result, the standard rate of corporation tax remains at 19% and the effect of the increase of 2% over that expected at 31 December 2019 has been reflected in the opening deferred tax balance at 1 January 2020.

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

			Group
	2020	2019	2018
	£m	£m	£m
Profit before tax	605	1,012	1,545
Tax calculated at a tax rate of 19% (2019: 19%, 2018: 19%)	115	192	294
Bank surcharge on profits	31	65	109
Non-deductible preference dividends paid	8	8	8
Non-deductible UK Bank Levy	19	24	20
Non-deductible conduct remediation, fines and penalties	(4)	44	6
Other non-deductible costs and non-taxable income	25	31	30
Effect of change in tax rate on deferred tax provision	6	(14)	(1)
Tax relief on dividends in respect of other equity instruments	(40)	(39)	(42)
Adjustment to prior year provisions	(26)	(32)	(25)
Tax charge	134	279	399

Disclosure Of Movement In Current Tax Assets And Liabilities
Current tax assets and liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2020	2019
	£m	£m
Assets	200	153
Liabilities	—	—
At 1 January	200	153
Income statement charge	(96)	(240)
Other comprehensive income (charge)/credit	1	(4)
Corporate income tax paid	159	292
Other movements	—	(1)
	264	200
Assets	264	200
Liabilities	—	—
At 31 December	264	200

Schedule of Deferred Taxes
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	(52)	(96)	(58)	(8)	13	17	35	(149)
Income statement (charge)/ credit	(13)	(63)	—	—	2	21	15	(38)
Transfers/reclassifications	—	—	12	(1)	—	—	(13)	(2)
Credited/(charged) to other comprehensive income	—	133	(53)	(2)	—	—	—	78
At 31 December 2020	(65)	(26)	(99)	(11)	15	38	37	(111)

At 1 January 2019	(51)	(183)	(43)	(13)	20	(6)	53	(223)
Income statement (charge)/credit	(1)	(44)	—	—	(7)	23	(10)	(39)
Transfers/reclassifications	—	—	22	5	—	—	(27)	—
Credited/(charged) to other comprehensive income	—	131	(37)	—	—	—	19	113
At 31 December 2019	(52)	(96)	(58)	(8)	13	17	35	(149)